Intangible assets - Balance and changes in intangible assets (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	R$ 2,553,917		R$ 1,918,349		R$ 1,471,256
Intangible assets, additions	959,917		1,053,577		1,013,408
Intangible assets, amortization	(232,037)		(204,656)		(158,069)
Intangible assets, transfer	10,176	[1]	1,086	[2]	(1,070)	[3]
Intangible assets, write-offs and disposals	(1,423,393)		(300,669)		(403,625)
Intangible assets, exchange rate variation	108		(3,344)		(3,551)
Intangible assets opening balance TEAS	39,642	[4]	89,574
Intangible assets, ending balance	1,908,330		2,553,917		1,918,349
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	3,511,000		2,744,377		2,264,080
Intangible assets, additions	959,917		1,053,577		1,013,408
Intangible assets, amortization	0		0		0
Intangible assets, transfer	(22,726)	[1]	1,086	[2]	(1,070)	[3]
Intangible assets, write-offs and disposals	(1,427,950)		(380,392)		(528,490)
Intangible assets, exchange rate variation	108		(3,344)		(3,551)
Intangible assets opening balance TEAS	39,642	[4]	95,696
Intangible assets, ending balance	3,059,991		3,511,000		2,744,377
Cost [member] | Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	943,125		917,775		818,096
Intangible assets, additions	0		0		99,679
Intangible assets, amortization	0		0		0
Intangible assets, transfer	(115)	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	0		0		0
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	39,349	[4]	25,350
Intangible assets, ending balance	R$ 982,359		R$ 943,125		R$ 917,775
Cost [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)	5 years		5 years		5 years
Intangible assets, beginning	R$ 1,503,601		R$ 1,299,088		R$ 1,146,980
Intangible assets, additions	226,098		273,310		277,600
Intangible assets, amortization	0		0		0
Intangible assets, transfer	(18,475)	[1]	1,086	[2]	173	[3]
Intangible assets, write-offs and disposals	(3,969)		(79,909)		(125,665)
Intangible assets, exchange rate variation	108		0		0
Intangible assets opening balance TEAS	282	[4]	10,026
Intangible assets, ending balance	R$ 1,707,645		R$ 1,503,601		R$ 1,299,088
Cost [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)	14 years		15 years		12 years
Intangible assets, beginning	R$ 155,174		R$ 114,593		R$ 114,593
Intangible assets, additions	20,101		1,357		0
Intangible assets, amortization	0		0		0
Intangible assets, transfer	1,412	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	0		0		0
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	39,224
Intangible assets, ending balance	176,687		155,174		114,593
Cost [member] | Brands [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	62,303		65,647		69,198
Intangible assets, additions	0		0		0
Intangible assets, amortization	0		0		0
Intangible assets, transfer	(948)	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	0		0		0
Intangible assets, exchange rate variation	0		(3,344)		(3,551)
Intangible assets opening balance TEAS	11	[4]	0
Intangible assets, ending balance	R$ 61,366		R$ 62,303		R$ 65,647
Cost [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)	30 years		30 years		39 years
Intangible assets, beginning	R$ 120,960		R$ 114,792		R$ 114,792
Intangible assets, additions	41		25		0
Intangible assets, amortization	0		0		0
Intangible assets, transfer	0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	0		0		0
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	6,143
Intangible assets, ending balance	R$ 121,001		R$ 120,960		R$ 114,792
Cost [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Weighted average useful life (years)	3 years		3 years		10 years
Intangible assets, beginning	R$ 15,127		R$ 177		R$ 421
Intangible assets, additions	224		0		999
Intangible assets, amortization	0		0		0
Intangible assets, transfer	(4,211)	[1]	0	[2]	(1,243)	[3]
Intangible assets, write-offs and disposals	(529)		(3)		0
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	14,953
Intangible assets, ending balance	10,611		15,127		177
Cost [member] | Decarbonization credits (CBIO) [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	710,710		232,305		0
Intangible assets, additions	713,453		778,885		635,130
Intangible assets, amortization	0		0		0
Intangible assets, transfer	(389)	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	(1,423,452)		(300,480)		(402,825)
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	0
Intangible assets, ending balance	322		710,710		232,305
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(957,083)		(826,028)		(792,824)
Intangible assets, additions	0		0		0
Intangible assets, amortization	(232,037)		(204,656)		(158,069)
Intangible assets, transfer	32,902	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	4,557		79,723		124,865
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	(6,122)
Intangible assets, ending balance	(1,151,661)		(957,083)		(826,028)
Accumulated amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(826,773)		(708,659)		(679,402)
Intangible assets, additions	0		0		0
Intangible assets, amortization	(222,487)		(192,976)		(154,122)
Intangible assets, transfer	32,886	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	2,756		79,720		124,865
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	(4,858)
Intangible assets, ending balance	(1,013,618)		(826,773)		(708,659)
Accumulated amortization [member] | Distribution rights asset [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(106,145)		(102,037)		(101,027)
Intangible assets, additions	0		0		0
Intangible assets, amortization	(4,860)		(2,956)		(1,010)
Intangible assets, transfer	16	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	170		0		0
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	(1,152)
Intangible assets, ending balance	(110,819)		(106,145)		(102,037)
Accumulated amortization [member] | Trademark rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(18,931)		(14,930)		(11,993)
Intangible assets, additions	0		0		0
Intangible assets, amortization	(4,389)		(3,889)		(2,937)
Intangible assets, transfer	0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	323		0		0
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	(112)
Intangible assets, ending balance	(22,997)		(18,931)		(14,930)
Accumulated amortization [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning	(5,234)		(402)		(402)
Intangible assets, additions	0		0		0
Intangible assets, amortization	(301)		(4,835)		0
Intangible assets, transfer	0	[1]	0	[2]	0	[3]
Intangible assets, write-offs and disposals	1,308		3		0
Intangible assets, exchange rate variation	0		0		0
Intangible assets opening balance TEAS	0	[4]	0
Intangible assets, ending balance	R$ (4,227)		R$ (5,234)		R$ (402)

[1]	Refers to R$ 10,176 transferred from property, plant and equipment.
[2]	Refers to R$ 1,086 transferred to intangible assets and R$ 4,491 transferred from right-of-use assets.
[3]	Refers to R$ 1,070 transferred to property, plant and equipment
[4]	For further information, see Note 27.